Employee Benefit and Related Expenses	12 Months Ended
Dec. 31, 2018
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Employee Benefit and Related Expenses
5	EMPLOYEE BENEFIT AND RELATED EXPENSES

	2018	2017	2016
	Million	Million	Million

Salaries, wages, labor service expenses and other benefits	81,843	74,427	69,546

Retirement costs: contributions to defined contribution retirement plans	12,096	11,086	9,917

	93,939	85,513	79,463